Preferred Stock (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Proceeds from issuance of preferred stock					$ 39,400,000
Preferred stock dividends paid	296,000	615,000	713,000	1,972,000
Period after which dividend rate will increase			4 years 6 months
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Carrying amount of stock redeemed			21,100,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Carrying amount of stock redeemed			$ 21,100,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend rate after 4.5 years (in hundredths)			9.00%
Series C Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate (in hundredths)			5.00%
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate (in hundredths)			1.00%